Commitments and contingencies (Details) - Schedule of future minimum payments under non-cancelable leases $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future minimum payments under non-cancelable leases [Abstract]
2021	$ 2,878
2022	992
2023	85
2024	2
Total	$ 3,957